UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2010 to July 31, 2010

Item 1:        Schedule of Investments

Credit Suisse High Yield Bond Fund

Schedule of Investments

July 31, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (116.0%)
Aerospace & Defense (1.0%)
$575	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB, Ba3)	07/01/18	8.500	$626,750
550	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	445,500
825	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(CCC-, Ca)	04/01/17	9.750	515,625
					1,587,875
Auto Loans (2.5%)
1,960	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes	(B-, Ba3)	10/01/13	7.000	2,041,895
1,875	Ford Motor Credit Co., LLC, Senior Unsecured Notes	(B-, Ba3)	12/15/16	8.000	2,003,878
					4,045,773
Auto Parts & Equipment (3.6%)
275	Accuride Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $104.75)‡	(B, B2)	08/01/18	9.500	281,875
350	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡	(B, B1)	01/15/17	9.250	378,875
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC, Caa2)	03/01/17	7.875	724,625
1,200	American Tire Distributors, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $107.31)‡	(CCC+, B2)	06/01/17	9.750	1,257,000
875	ArvinMeritor, Inc., Company Guaranteed Notes (Callable 03/15/14 @ $105.31)	(CCC, Caa1)	03/15/18	10.625	958,125
1,325	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	1,252,125
848	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/11 @ $103.00)	(B+, B1)	07/01/15	9.000	890,400
50	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	56,250
					5,799,275
Banks (3.2%)
2,190	Ally Financial, Inc., Global Company Guaranteed Notes	(B, B3)	03/02/11	7.250	2,222,850
744	Ally Financial, Inc., Global Company Guaranteed Notes	(B, B3)	04/01/11	6.000	752,370
119	Ally Financial, Inc., Global Subordinated Notes	(CCC+, B3)	12/31/18	8.000	116,174
1,500	Ally Financial, Inc., Rule 144A, Company Guaranteed Notes‡	(B, B3)	02/12/15	8.300	1,582,500
525	Ally Financial, Inc., Rule 144A, Company Guaranteed Notes‡	(B, B3)	03/15/20	8.000	542,718
					5,216,612
Beverages (0.4%)
675	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba3)	09/01/16	7.250	707,063

Building & Construction (1.0%)
741	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	429,780
600	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CCC-, Caa2)	01/15/16	6.250	430,500
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/11 @ $101.79)	(CC, Caa3)	04/01/13	10.750	835,000
					1,695,280
Building Materials (3.6%)
1,075	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/11 @ $101.88)	(CCC, Caa2)	03/01/14	11.250	1,107,250
1,285	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $100.00)	(B-, Caa1)	07/01/13	10.500	1,304,275
500	Dayton Superior Corp., Company Guaranteed Notesø^	(NR, NR)	06/15/09	13.000	0
1,325	Headwaters, Inc., Global Senior Secured Notes (Callable 11/01/12 @ $105.69)	(B+, B2)	11/01/14	11.375	1,351,500
1,125	International Wire Group, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $104.88)‡	(B, B3)	04/15/15	9.750	1,136,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Building Materials
$114	Norcraft Capital Corp., Global Senior Discount Notes (Callable 09/01/10 @ $100.00)	(CCC, Caa1)	09/01/12	9.750	$107,302
775	Norcraft Finance Corp., Global Senior Secured Notes (Callable 12/15/12 @ $105.25)	(B-, B2)	12/15/15	10.500	817,625
					5,824,202
Chemicals (2.7%)
550	CF Industries, Inc., Company Guaranteed Notes	(BB+, B1)	05/01/20	7.125	588,500
300	LBI Escrow Corp., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.00)‡	(BB, Ba3)	11/01/17	8.000	316,125
250	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(CCC-, Caa2)	12/01/14	9.750	254,062
701	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $106.25)§	(CCC-, B3)	06/15/14	12.500	797,120
350	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.48)	(B, B2)	11/15/13	8.875	360,062
275	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/10 @ $101.50)	(B, B2)	11/15/13	9.000	367,227
575	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/01/11 @ $101.50)	(B, B2)	02/01/14	9.000	592,969
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	1,069,250
					4,345,315
Computer Hardware (0.7%)
1,225	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	1,194,375

Consumer Products (1.5%)
950	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡	(CCC, NR)	10/01/12	10.250	940,500
375	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/14 @ $104.13)‡	(B+, B3)	04/01/18	8.250	386,250
1,100	Spectrum Brands Holdings, Inc., Rule 144A, Secured Notes (Callable 06/15/14 @ $104.75)‡	(B, B2)	06/15/18	9.500	1,161,875
					2,488,625
Consumer/Commercial/Lease Financing (3.4%)
159	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/13	7.000	158,486
239	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/14	7.000	233,547
839	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/15	7.000	812,707
398	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/16	7.000	381,281
557	CIT Group, Inc., Senior Secured Notes (Callable 01/01/11 @ $102.00)	(B+, B3)	05/01/17	7.000	528,220
1,300	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	09/15/15	8.625	1,326,000
675	International Lease Finance Corp., Rule 144A, Senior Unsecured Notes‡	(BB+, B1)	03/15/17	8.750	690,187
100	International Lease Finance Corp., Series MTN, Senior Unsecured Notes	(BB+, B1)	06/01/14	5.650	93,750
1,300	Provident Funding Associates, Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $105.13)‡	(B+, Ba3)	04/15/17	10.250	1,332,500
					5,556,678
Department Stores (0.4%)
600	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(CCC+, Caa2)	10/15/15	10.375	628,500

Diversified Capital Goods (3.3%)
450	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(B+, Ba2)	03/15/17	7.000	452,250
625	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	679,688
800	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 02/15/14 @ $104.50)	(B, B3)	02/15/18	9.000	804,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Diversified Capital Goods
$925	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $100.00)#‡	(B, B2)	12/15/13	4.412	$852,156
950	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B-, B3)	06/01/17	7.375	870,437
425	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	424,469
600	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	627,000
600	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡	(B-, Caa1)	12/15/17	9.750	615,750
					5,325,750
Electric - Generation (6.2%)
1,050	Calpine Corp., Rule 144A, Senior Secured Notes (Callable 07/31/15 @ $103.94)‡	(B+, B1)	07/31/20	7.875	1,065,750
1,275	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B-, B3)	05/01/16	8.375	1,026,375
1,475	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/17	7.000	1,010,375
675	Edison Mission Energy, Global Senior Unsecured Notes	(B-, B3)	05/15/19	7.200	459,000
1,175	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	1,122,125
447	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	465,154
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	355,250
550	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	562,375
625	NRG Energy, Inc., Company Guaranteed Notes (Callable 06/15/14 @ $104.25)	(BB-, B1)	06/15/19	8.500	659,375
3,725	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	2,514,375
1,175	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa2)	11/01/15	10.250	793,125
					10,033,279
Electric - Integrated (1.2%)
550	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	04/15/16	9.750	620,125
1,000	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	1,066,250
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	183,750
					1,870,125
Electronics (1.1%)
1,075	Freescale Semiconductor, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/14 @ $105.06)‡	(B-, B2)	03/15/18	10.125	1,150,250
575	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)	(CCC+, B2)	03/01/16	8.125	587,938
					1,738,188
Energy - Exploration & Production (4.9%)
500	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	506,250
300	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	318,750
1,000	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	1,035,000
575	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	636,094
450	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(B+, B1)	06/15/19	7.250	457,875
525	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	556,500
475	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	524,875
950	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	988,000
475	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	01/15/20	7.500	513,722
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	637,500
425	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(BB-, Caa1)	02/01/17	8.625	405,344

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$525	Stone Energy Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $102.25)	(B-, Caa2)	12/15/14	6.750	$467,250
475	Swift Energy Co., Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB-, B3)	06/01/17	7.125	458,375
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	470,812
					7,976,347
Environmental (0.7%)
1,100	Casella Waste Systems, Inc., Global Senior Secured Notes (Callable 07/15/12 @ $105.50)	(B+, B2)	07/15/14	11.000	1,205,875

Food & Drug Retailers (0.7%)
725	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	610,812
475	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)	(B+, B3)	06/12/16	9.750	513,594
					1,124,406
Food - Wholesale (1.0%)
450	Michael Foods, Inc., Rule 144A, Senior Notes (Callable 07/15/14 @ 104.88)‡	(B-, Caa1)	07/15/18	9.750	474,750
1,200	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 05/15/13 @ $105.63)‡	(B+, B3)	05/15/15	11.250	1,206,000
					1,680,750
Forestry & Paper (3.0%)
728	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)	(B+, Caa1)	10/15/14	7.125	687,960
750	Georgia-Pacific Corp., Global Senior Notes	(BB, Ba3)	01/15/24	8.000	821,250
300	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB+, Ba2)	01/15/17	7.125	313,875
300	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 05/01/13 @ $104.13)‡	(BB+, Ba2)	05/01/16	8.250	327,000
550	NewPage Corp., Global Secured Notes (Callable 05/01/11 @ $100.00)§	(CCC-, Caa2)	05/01/12	10.000	313,500
1,300	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)§	(CCC+, B2)	12/31/14	11.375	1,210,625
1,125	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC+, Caa1)	08/01/16	11.375	1,043,437
75	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)§	(B, B2)	08/01/14	9.125	75,375
					4,793,022
Gaming (7.3%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	143,375
1,225	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	1,133,125
280	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	193,550
575	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B+, B2)	05/01/15	13.875	675,625
625	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	4,688
1,700	Greektown Superholdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/01/13 @ $106.50)‡	(NR, NR)	07/01/15	13.000	1,870,000
850	Harrah’s Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)	(B, Caa1)	06/01/17	11.250	922,250
750	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(D, Ca)	11/15/10	12.000	326,250
1,525	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/11 @ $102.44)	(B-, Caa1)	06/15/14	9.750	1,406,812
950	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	548,625
1,275	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)ø‡	(D, NR)	11/15/15	8.500	223,125
675	MGM Mirage, Inc., Global Company Guaranteed Notes§	(CCC+, Caa1)	04/01/16	6.875	555,187

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gaming
$675	MGM Resorts International, Global Senior Secured Notes (Callable 05/15/13 @ $105.56)	(B, B1)	11/15/17	11.125	$769,500
1,200	MTR Gaming Group, Inc., Global Secured Notes (Callable 07/15/11 @ $106.31)	(B, B2)	07/15/14	12.625	1,263,000
950	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ $105.38)	(B, B3)	08/15/17	10.750	992,750
670	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	1,307
775	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Unsecured Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	791,469
					11,820,638
Gas Distribution (3.0%)
525	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/11 @ $102.42)	(NR, Ba3)	05/20/15	7.250	544,688
375	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	02/15/16	8.250	409,688
400	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	426,232
900	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(NR, Ba3)	07/15/11	7.750	938,487
425	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	448,375
275	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.29)	(B+, B1)	12/15/14	6.875	277,750
550	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(BB-, B1)	04/15/18	8.750	594,687
625	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B+, B2)	07/01/16	8.250	656,250
500	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	568,294
					4,864,451
Health Facilities (6.5%)
975	Alere Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	994,500
545	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	577,700
300	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	333,750
120	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	135,150
650	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	682,500
2,350	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	2,543,875
725	HCA, Inc., Global Senior Secured Notes (Callable 08/15/14 @ $103.94)	(BB, Ba3)	02/15/20	7.875	790,250
675	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	663,187
525	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	535,500
500	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 04/01/11 @ $101.17)	(BB+, Ba3)	04/01/14	7.000	509,375
625	Radiation Therapy Services, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/15/14 @ $104.94)‡	(CCC+, Caa1)	04/15/17	9.875	623,437
925	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $ 104.44)‡	(BB-, B1)	07/01/19	8.875	1,022,125
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $100.00)#	(B+, B3)	06/01/15	4.134	150,500
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	279,813
634	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	657,516
					10,499,178
Health Services (2.4%)
550	PharmaNet Development Group, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @105.44)‡	(B+, B3)	04/15/17	10.875	550,000
1,000	Quintiles Transnational Corp., Rule 144A, Senior Notes (Callable 12/30/11 @ $102.00)‡	(B, B3)	12/30/14	9.500	1,025,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Health Services
$1,375	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/11 @ $104.25)	(B, Caa1)	03/15/16	12.750	$1,471,250
400	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	420,000
425	Service Corp. International, Senior Unsecured Notes	(BB-, B1)	11/15/21	8.000	445,187
					3,911,437
Hotels (0.8%)
725	Felcor Lodging LP, Global Senior Secured Notes§	(NR, B2)	10/01/14	10.000	775,750
525	Host Hotels & Resorts LP, Global Company Guaranteed Notes (Callable 05/15/13 @ $104.50)§	(BB+, Ba1)	05/15/17	9.000	578,813
					1,354,563
Household & Leisure Products (0.3%)
450	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $100.00)	(B-, Caa1)	01/15/13	8.500	454,500

lnvestments & Misc. Financial Services (0.4%)
600	SSI Co-Issuer LLC, Rule 144A, Senior Unsecured Notes (Callable 06/01/14 @ $105.56)‡	(B-, Caa1)	06/01/18	11.125	633,750

Leisure (0.3%)
400	Magnum Management Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $104.56)‡	(B-, B2)	08/01/18	9.125	409,000

Machinery (1.3%)
650	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	692,250
550	Cleaver-Brooks, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/13 @ $106.13)‡	(B, B2)	05/01/16	12.250	545,875
525	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡	(B+, B2)	09/01/14	10.625	569,625
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	243,750
					2,051,500
Media - Broadcast (2.2%)
795	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa2)	08/15/14	10.500	779,100
1,175	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC-, Ca)	09/15/14	5.500	699,125
74	CMP Susquehanna Corp., Global Company Guranteed Notes	(NR, NR)	05/15/14	3.272	51,800
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	550,000
695	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC, Caa2)	06/15/15	9.250	604,280
925	Mission Broadcasting, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/14 @ $104.44)‡	(B-, B3)	04/15/17	8.875	957,375
1,525	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)ø	(NR, NR)	01/15/14	8.750	15
					3,641,695
Media - Cable (7.1%)
1,375	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, B3)	01/15/14	9.375	1,395,625
200	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/18	7.750	209,500
1,150	Cablevision Systems Corp., Senior Unsecured Notes	(B+, B1)	04/15/20	8.000	1,221,875
731	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)§	(B, B2)	11/30/16	13.500	871,362
1,925	CCO Holdings Capital Corp., Rule 144A, Company Guaranteed Notes (Callable 04/30/15 @ $104.06)‡	(B, B2)	04/30/20	8.125	2,045,312
850	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡	(B-, B3)	11/15/17	8.625	871,250
675	CSC Holdings LLC, Global Senior Unsecured Notes	(BB, Ba3)	02/15/19	8.625	740,813
1,500	DISH DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	09/01/19	7.875	1,601,250
1,425	Insight Communications Co., Inc., Rule 144A, Senior Notes (Callable 07/15/13 @ $107.03)‡	(B-, B3)	07/15/18	9.375	1,514,062

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Media - Cable
$175	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	$177,188
850	Mediacom Capital Corp., Global Unsecured Notes (Callable 08/15/14 @ $104.56)	(B-, B3)	08/15/19	9.125	867,000
					11,515,237
Media - Diversified (1.4%)
2,225	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	2,219,438

Media - Services (2.0%)
975	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	1,026,625
450	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	507,375
600	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $103.00)	(B-, B3)	12/15/13	12.000	618,000
575	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $101.23)	(B, B1)	04/15/14	7.375	569,250
400	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ $104.75)	(BB, Ba2)	06/15/16	9.500	437,000
					3,158,250
Metals & Mining - Excluding Steel (0.8%)
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(NR, NR)	12/15/14	9.000	653
1,100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(NR, NR)	12/15/16	10.000	3,190
1,547	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(CCC+, B3)	05/15/15	5.373	1,233,930
					1,237,773
Oil Field Equipment & Services (4.3%)
550	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	550,000
1,025	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(NR, B2)	02/15/15	7.750	1,019,875
1,125	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13)‡	(B, Caa2)	01/15/15	12.250	947,812
550	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B, B3)	01/15/16	9.500	536,250
300	Hornbeck Offshore Services, Inc., Global Company Guaranteed Notes (Callable 09/01/13 @ $104.00)	(B+, Ba3)	09/01/17	8.000	282,375
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)	(B+, Ba3)	12/01/14	6.125	315,875
750	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB-, B1)	12/01/14	8.375	776,250
800	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B, B3)	12/15/16	9.500	792,000
500	Parker Drilling Co., Rule 144A, Senior Notes (Callable 04/01/14 @ $104.56)‡	(B+, B1)	04/01/18	9.125	500,000
1,000	Pioneer Drilling Co., Rule 144A, Senior Notes (Callable 03/15/14 @ $104.94)‡	(B, B3)	03/15/18	9.875	1,010,000
200	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	224,500
					6,954,937
Oil Refining & Marketing (2.1%)
225	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/12 @ $106.75)‡	(BB-, Ba3)	04/01/15	9.000	231,750
1,600	Coffeyville Finance, Inc., Rule 144A, Senior Secured Notes (Callable 04/01/13 @ $108.16)‡	(BB-, B3)	04/01/17	10.875	1,624,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Oil Refining & Marketing
$525	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)	(BB+, Ba1)	06/01/19	9.750	$572,250
1,050	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(NR, B3)	06/15/14	10.750	960,750
					3,388,750
Packaging (2.8%)
880	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC, Caa1)	09/15/14	8.875	882,200
275	Berry Plastics Corp., Global Senior Secured Notes (Callable 11/15/12 @ $104.13)	(B, B1)	11/15/15	8.250	282,563
275	BWAY Holding Co., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $105.00)‡	(B-, B3)	06/15/18	10.000	292,875
725	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)	(CCC+, Caa1)	10/15/14	9.875	755,812
1,000	GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13)‡	(CCC+, Caa1)	01/01/17	8.250	1,005,000
500	Pregis Corp., Global Senior Secured Notes#	(B+, B2)	04/15/13	5.835	602,545
700	Reynolds Group Issuer LLC, Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $103.88)‡	(BB-, B1)	10/15/16	7.750	735,000
					4,555,995
Pharmaceuticals (0.3%)
458	QHP Royalty Sub LLC, Rule 144A, Senior Secured Notes‡	(NR, NR)	03/15/15	10.250	467,286

Printing & Publishing (2.2%)
950	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	923,875
1,000	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/10 @ $101.31)	(B-, Caa1)	12/01/13	7.875	980,000
1,800	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø^	(NR, NR)	02/15/17	9.000	0
1,350	The Reader’s Digest Association, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/13 @ $104.00)#‡	(B, B1)	02/15/17	9.500	1,363,500
351	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(BB-, Ba3)	03/01/15	8.250	368,550
					3,635,925
Real Estate Development & Management (0.7%)
1,300	Icahn Enterprises LP, Rule 144A, Senior Unsecured Notes#‡	(NR, NR)	08/15/13	4.000	1,157,000

Restaurants (1.0%)
1,000	CKE Restaurants, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/14 @ $105.69)‡	(B, B2)	07/15/18	11.375	1,022,500
525	Denny’s Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $100.00)	(B-, Caa1)	10/01/12	10.000	532,875
					1,555,375
Software/Services (2.7%)
1,000	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	1,055,000
525	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB-, Ba3)	10/15/14	12.750	601,125
1,150	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(B, Caa1)	01/15/16	12.500	1,262,125
1,575	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	1,512,000
					4,430,250
Specialty Retail (1.9%)
600	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	574,500
1,350	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(C, Caa3)	10/15/12	12.000	1,140,750
325	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $103.88)	(B-, Caa1)	12/15/16	7.750	314,438

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Specialty Retail
$500	Susser Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/13 @ $104.25)‡	(B+, B2)	05/15/16	8.500	$520,000
460	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	476,100
					3,025,788
Steel Producers/Products (1.3%)
800	California Steel Industries, Inc., Global Senior Notes (Callable 03/15/11 @ $101.02)	(BB-, B1)	03/15/14	6.125	776,000
700	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(CCC+, Caa1)	11/01/15	12.000	736,750
525	Tube City IMS Corp., Global Company Guaranteed Notes (Callable 02/01/11 @ $104.88)	(B-, Caa1)	02/01/15	9.750	528,281
					2,041,031
Support-Services (4.0%)
800	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	812,000
275	DynCorp International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/01/14 @ 105.19)‡	(B, B1)	07/01/17	10.375	285,656
475	Interactive Data Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/14 @ $105.13)‡	(B-, Caa1)	08/01/18	10.250	491,625
200	JohnsonDiversey Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ $104.13)‡	(B-, B3)	11/15/19	8.250	211,000
975	Maxim Crane Works LP, Rule 144A, Senior Secured Notes (Callable 04/15/12 @ $109.19)‡	(B, Caa1)	04/15/15	12.250	916,500
475	Sotheby’s, Global Company Guaranteed Notes	(B, B1)	06/15/15	7.750	486,875
550	The Geo Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/13 @ $103.88)‡	(BB-, B1)	10/15/17	7.750	570,625
600	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)§	(CCC+, B3)	01/01/16	10.500	640,500
1,150	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa1)	09/01/16	11.875	1,242,000
475	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $101.17)	(CCC+, Caa1)	02/15/14	7.000	473,813
300	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/15/13 @ $105.44)	(B, B3)	06/15/16	10.875	333,000
					6,463,594
Telecom - Integrated/Services (5.1%)
525	Frontier Communications Corp., Senior Unsecured Notes	(BB, Ba2)	10/01/18	8.125	559,125
575	Frontier Communications Corp., Rule 144A, Senior Unsecured Notes‡	(BB, Ba2)	04/15/20	8.500	616,688
700	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/11 @ $102.38)	(B, B1)	04/15/14	9.500	731,500
2,075	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	2,152,812
950	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/01/14 @ $105.00)	(CCC, Caa1)	02/01/18	10.000	870,437
175	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $100.00)#	(CCC, Caa1)	02/15/15	4.140	141,313
850	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	854,250
525	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡	(B+, Ba3)	10/01/15	8.000	561,750
1,250	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $101.25)	(B+, Ba3)	02/15/14	7.500	1,287,500
450	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(B+, Ba3)	08/01/16	8.625	471,375
					8,246,750
Telecom - Wireless (3.9%)
650	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	675,188

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Telecom - Wireless
$250	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)	(B+, Ba2)	05/15/16	7.750	$260,000
1,300	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	1,371,500
2,648	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/11 @ $101.74)	(BB-, Ba2)	03/15/14	5.950	2,561,940
1,525	Sprint Nextel Corp., Senior Unsecured Notes	(BB-, Ba3)	12/01/16	6.000	1,444,937
					6,313,565
Telecommunications (0.5%)
850	Avaya, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $104.88)	(CCC+, Caa2)	11/01/15	9.750	828,750

Theaters & Entertainment (1.3%)
1,300	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $101.33)	(CCC+, Caa1)	03/01/14	8.000	1,306,500
750	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)	(B-, B1)	06/01/19	8.750	791,250
					2,097,750
TOTAL U.S. CORPORATE BONDS (Cost $190,772,914)					187,771,471

FOREIGN CORPORATE BONDS (11.9%)
Chemicals (2.3%)
1,150	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B, B2)	09/15/13	2.537	1,144,250
800	Cy SCA, Rule 144A, Senior Secured Notes (Callable 07/15/13 @ $107.13) (Luxembourg)‡	(B+, B2)	07/15/17	9.500	817,664
400	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $104.50) (United Kingdom)‡	(B, B2)	05/15/15	9.000	410,000
1,675	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(CCC, Caa3)	02/15/16	8.500	1,394,437
					3,766,351
Electronics (0.2%)
785	New Asat, Ltd., Global Company Guaranteed Notes (Cayman Islands)ø	(NR, NR)	02/01/11	9.250	5,890
200	NXP Funding LLC Rule 144A, Senior Secured Notes (Callable 08/01/14 @ $104.88) (Netherlands)‡	(CCC+, Caa1)	08/01/18	9.750	211,500
50	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC+, Caa1)	10/15/14	7.875	50,625
					268,015
Energy - Exploration & Production (0.5%)
875	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa3)	12/15/14	8.250	764,531

Forestry & Paper (1.2%)
2,325	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(NR, NR)	06/15/11	7.750	293,531
500	Smurfit Kappa Acquisitions, Rule 144A, Senior Secured Notes (Callable 11/15/13 @ $103.63) (Ireland)‡	(BB, Ba2)	11/15/17	7.250	670,942
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/11 @ $102.58) (Ireland)	(B, B2)	04/01/15	7.750	1,015,000
					1,979,473
Gaming (0.9%)
600	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/11 @ $102.75) (Luxembourg)‡	(B, B2)	06/15/15	8.250	756,275
600	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/11 @ $103.88) (South Africa)‡	(B, B3)	04/30/14	7.750	685,924
					1,442,199
Media - Cable (0.9%)
200	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.22) (Germany)‡	(BB-, B1)	12/01/17	8.125	270,331

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Media - Cable
$150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B+, B1)	08/15/16	9.125	$162,000
1,000	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 10/15/14 @ $104.19) (United Kingdom)	(B+, Ba3)	10/15/19	8.375	1,090,000
					1,522,331
Media - Diversified (0.4%)
600	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	612,000

Oil Field Equipment & Services (0.9%)
475	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/11 @ $102.50) (France)	(BB-, Ba3)	05/15/15	7.500	467,875
950	Offshore Group Investments, Ltd., Rule 144A, Senior Secured Notes (Callable 02/01/13 @ $108.63) (Cayman Islands)‡	(B-, B3)	08/01/15	11.500	950,000
					1,417,875
Packaging (0.2%)
275	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/10 @ $104.63) (Netherlands)‡	(B-, B3)	09/15/14	9.250	377,975

Pharmaceuticals (0.4%)
625	Patheon, Inc., Rule 144A, Senior Secured Notes (Callable 04/15/13 @ $106.47) (Canada)‡	(B+, B1)	04/15/17	8.625	627,344

Support-Services (0.3%)
425	Garda World Security Corp., Rule 144A, Senior Unsecured Notes (Callable 03/15/14 @ $104.88) (Canada)‡	(B, B3)	03/15/17	9.750	450,500

Telecom - Integrated/Services (1.2%)
1,507	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	1,563,512
550	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Luxembourg)ø#‡	(NR, NR)	01/15/15	6.034	13,750
350	Intelsat Jackson Holdings Ltd. Rule 144A (Bermuda)‡	(B+, B3)	11/01/19	8.500	371,875
25	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)	(B+, B3)	01/15/15	8.875	26,063
					1,975,200
Telecom - Wireless (0.6%)
750	Wind Acquisition Finance SA, Rule 144A, Secured Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	920,801

Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	15,633

Transportation - Excluding Air/Rail (1.9%)
1,250	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	1,231,250
1,325	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	1,321,687
525	Teekay Corp., Global Senior Unsecured Notes (Canada)	(BB, B1)	01/15/20	8.500	553,875
					3,106,812
TOTAL FOREIGN CORPORATE BONDS (Cost $21,337,767)					19,247,040

BANK LOANS (1.1%)
Gaming (0.3%)
481	CCM Merger, Inc.	(NR, NR)	07/21/12	8.500	472,434

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS
Pharmaceuticals (0.2%)
$378	Nycomed Holdings Aps	(NR, NR)	12/29/13	3.389	$355,944

Telecommunications (0.6%)
1,064	AVAYA, Inc.	(NR, NR)	10/24/14	3.058	944,022

TOTAL BANK LOANS (Cost $1,413,020)					1,772,400

Number of Shares

COMMON STOCKS (1.2%)
Banks (0.3%)
13,710	CIT Group, Inc.*	498,495

Building Materials (0.0%)
437	Nortek, Inc.*	17,480

Chemicals (0.1%)
4,893	Huntsman Corp.	51,230

Forestry & Paper (0.4%)
29,520	Smurfit-Stone Container Corp.*	615,492

Leisure (0.4%)
20,556	Six Flags Entertainment Corp.*§	667,453

Printing & Publishing (0.0%)
1,322	SuperMedia, Inc.*§	27,881

TOTAL COMMON STOCKS (Cost $4,206,213)		1,878,031

PREFERRED STOCKS (0.3%)
Banks (0.3%)
473	Ally Financial, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡	388,466

Media - Broadcast (0.0%)
17,257	CMP Susquehanna Radio Holdings Corp., Rule 144A, Series A*‡	2

TOTAL PREFERRED STOCKS (Cost $98,096)		388,468

WARRANTS (0.0%)
Building Materials (0.0%)
1,152	Nortek, Inc., strike price $1.00, expires 12/07/14*^	1,152

Media - Broadcast (0.0%)
19,721	CNB Capital Trust I, Rule 144A, strike price $0.00, expires 03/23/19*‡	2

Printing & Publishing (0.0%)
5,735	The Readers Digest Association, Inc., strike price $0.00, expires 02/15/17*^	0

TOTAL WARRANTS (Cost $1,152)		1,154

SHORT-TERM INVESTMENTS (6.5%)

10,300,244	State Street Navigator Prime Portfolio§§	10,300,244

Par (000)

$274	State Street Bank and Trust Co. Euro Time Deposit	08/02/10	0.010	274,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,574,244)				10,574,244

TOTAL INVESTMENTS AT VALUE (137.0%) (Cost $228,403,406)				221,632,808

LIABILITIES IN EXCESS OF OTHER ASSETS (-37.0%)				(59,811,469)

NET ASSETS (100.0%)				$161,821,339

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Depreciation

Open Forward Foreign Currency Contract
USD	4,104,683	EUR	3,225,000	10/15/10	$(4,104,683)	$(4,200,971)	$(96,288)

INVESTMENT ABBREVIATIONS

MTN = Medium Term Note

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2010, these securities amounted to a value of $72,689,615 or 44.9% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2010.
+	Step Bond — The interest rate is as of July 31, 2010 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Currency Abbreviations:
EUR - Euro Currency
USD - United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds	$—	$187,771,471	$—	$187,771,471
Foreign Corporate Bonds	—	19,247,040	—	19,247,040
Bank Loans	—	1,772,400	—	1,772,400
Common Stocks	1,878,031	—	—	1,878,031
Preferred Stocks	388,466	2	—	388,468
Warrants	—	2	1,152	1,154
Short-Term Investments	10,300,244	274,000	—	10,574,244
Other Financial Instruments *
Forward Foreign Currency Contracts	—	(96,288)	—	(96,288)
	$12,566,741	$208,968,627	$1,152	$221,536,520

*Other financial instruments include futures, forwards and swap contracts.

As of July 31, 2010, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended July 31, 2010, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost — At July 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $228,403,406, $12,832,732, $(19,603,330) and $(6,770,598), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 14, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 14, 2010